RISK MANAGEMENT (Details 8) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Stress Analysis Trading Portfolio At The End Of The Year [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	R$ 148,016	R$ 77,668
Stress Analysis Trading Portfolio Average In The Year [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	191,400	118,174
Stress Analysis Trading Portfolio Minimum In The Year [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	94,289	53,384
Stress Analysis Trading Portfolio Maximum In The Year [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	R$ 318,578	R$ 265,347